Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Estimated Useful Live	Sep. 30, 2023
Buildings and Cultivation Facilities [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	20 years
Machinery and Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Machinery and Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years
Office Equipment and Furniture [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years